SCHEDULE OF SHORT TERM INVESTMENTS (Details) (Parenthetical) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cash consideration for debt security			$ 1,008	¥ 7,159	¥ 465,242	¥ 377,756
Wealth Management Products [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Investment weighted average return			3.91%	3.91%	2.04%	5.20%
Debt Security For Trading [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cash consideration for debt security	$ 1,000	¥ 7,160
Fair value gain on investment				¥ 31